Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communication Services - 7.7%
AT&T, Inc.	60,644	$1,662,252
Charter Communications, Inc. - Class A (a)	1,232	331,852
Fox Corp. - Class A	2,474	137,950
Fox Corp. - Class B	1,623	83,000
Live Nation Entertainment, Inc. (a)	1,497	221,107
Match Group, Inc.	4,492	153,941
Meta Platforms, Inc. - Class A	18,187	14,066,553
Netflix, Inc. (a)	4,235	4,910,059
T-Mobile US, Inc.	4,710	1,122,911
		22,689,625

Consumer Discretionary - 18.9%
Amazon.com, Inc. (a)	57,234	13,399,052
AutoZone, Inc. (a)	382	1,439,521
Booking Holdings, Inc.	542	2,983,201
Caesars Entertainment, Inc. (a)(b)	3,212	85,696
CarMax, Inc. (a)	1,632	92,388
Domino's Pizza, Inc.	750	347,407
eBay, Inc.	4,741	434,987
Ford Motor Co.	46,916	519,360
Garmin Ltd.	1,519	332,296
Hilton Worldwide Holdings, Inc.	6,531	1,750,830
Home Depot, Inc.	14,304	5,256,863
Lowe's Cos., Inc.	11,232	2,511,138
Marriott International, Inc.	4,552	1,200,954
McDonald's Corp.	16,213	4,865,035
MGM Resorts International (a)	3,842	140,041
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,242	159,546
O'Reilly Automotive, Inc. (a)	18,540	1,822,853
Ralph Lauren Corp.	372	111,135
Royal Caribbean Cruises Ltd.	3,021	960,285
Starbucks Corp.	21,974	1,959,202
Tapestry, Inc.	2,223	240,151
Tesla Motors, Inc. (a)	41,465	12,782,416
TJX Cos., Inc.	8,997	1,120,396
Wynn Resorts Ltd.	1,722	187,750
Yum! Brands, Inc.	6,068	874,702
		55,577,205

Consumer Staples - 7.1%
Altria Group, Inc.	50,399	3,121,714
Costco Wholesale Corp.	3,917	3,680,570
J M Smucker Co.	2,202	236,363
Lamb Weston Holdings, Inc.	1,842	105,123
Philip Morris International, Inc.	42,657	6,997,881
The Campbell's Co. (b)	3,032	96,781
Walmart, Inc.	68,158	6,678,121
		20,916,553

Energy - 4.5%
APA Corp. (b)	4,032	77,777
Baker Hughes Co.	9,585	431,804
ConocoPhillips	14,222	1,355,926
Devon Energy Corp.	6,962	231,278
Diamondback Energy, Inc.	2,620	389,489
EQT Corp.	10,092	542,445
Expand Energy Corp.	3,572	374,274
Exxon Mobil Corp.	45,424	5,071,135
Kinder Morgan, Inc.	24,166	678,098
Occidental Petroleum Corp.	7,012	308,107
ONEOK, Inc.	15,678	1,287,321
Targa Resources Corp.	6,059	1,008,278
Texas Pacific Land Corp.	498	482,129
Williams Cos., Inc.	14,443	865,858
		13,103,919

Financials - 19.9%
American Express Co.	5,569	1,666,857
Ameriprise Financial, Inc.	763	395,379
Apollo Global Management, Inc.	4,057	589,563
Arthur J Gallagher & Co.	1,861	534,572
Bank of America Corp.	133,642	6,317,257
Bank of New York Mellon Corp.	16,190	1,642,476
Blackrock, Inc. (b)	1,294	1,431,177
Brown & Brown, Inc.	1,976	180,547
Capital One Financial Corp.	2,793	600,495
Citigroup, Inc.	44,087	4,130,952
Fiserv, Inc. (a)	6,397	888,799
Goldman Sachs Group, Inc.	9,614	6,956,594
Intercontinental Exchange, Inc. (b)	3,888	718,619
JPMorgan Chase & Co.	51,692	15,313,238
KeyCorp	9,802	175,652
KKR & Co., Inc. (b)	15,091	2,212,039
M&T Bank Corp.	1,287	242,857
Morgan Stanley	31,255	4,452,587
MSCI, Inc.	2,192	1,230,501
Nasdaq, Inc.	3,963	381,320
Northern Trust Corp.	1,562	203,060
Progressive Corp.	4,791	1,159,614
Prudential Financial, Inc.	3,780	391,532
Raymond James Financial, Inc.	1,676	280,110
State Street Corp.	5,936	663,348
Synchrony Financial	3,634	253,181
Wells Fargo & Co.	64,439	5,195,717
Willis Towers Watson PLC	811	256,122
		58,464,165

Health Care - 4.7%
Boston Scientific Corp. (a)	37,140	3,896,729
Cardinal Health, Inc.	4,684	727,051
DaVita, Inc. (a)(b)	1,234	173,217
HCA Healthcare, Inc.	3,880	1,373,481
Intuitive Surgical, Inc. (a)	7,725	3,716,420
McKesson Corp.	2,432	1,686,689
Mettler-Toledo International, Inc. (a)	400	493,472
Quest Diagnostics, Inc.	1,286	215,289
Vertex Pharmaceuticals, Inc. (a)	3,692	1,686,764
		13,969,112

Industrials - 8.8%
3M Co.	6,625	988,582
Axon Enterprise, Inc. (a)	1,963	1,483,027
Boeing Co. (a)	16,662	3,696,298
Carrier Global Corp.	10,042	689,082
Cummins, Inc.	1,190	437,468
Delta Air Lines, Inc.	5,951	316,653
Dover Corp.	1,023	185,306
GE Vernova, Inc.	2,907	1,919,463
General Electric Co.	12,444	3,373,319
Honeywell International, Inc.	7,532	1,674,740
Howmet Aerospace, Inc.	5,632	1,012,465
Ingersoll Rand, Inc.	4,612	390,314
Johnson Controls International PLC	5,622	590,310
Masco Corp.	3,870	263,663
Nordson Corp.	582	124,670
Otis Worldwide Corp.	8,365	716,797
Parker-Hannifin Corp.	1,066	780,205
Pentair PLC	1,210	123,662
Republic Services, Inc.	1,557	359,122
RTX Corp.	13,094	2,063,222
Trane Technologies PLC	1,707	747,803
TransDigm Group, Inc.	990	1,592,375
United Airlines Holdings, Inc. (a)	4,573	403,842
Veralto Corp.	1,894	198,548
Waste Management, Inc.	5,875	1,346,315
Westinghouse Air Brake Technologies Corp.	1,884	361,822
		25,839,073

Information Technology - 21.9%
Arista Networks, Inc. (a)	7,195	886,568
Broadcom, Inc.	57,878	16,998,769
Cadence Design System, Inc. (a)	3,022	1,101,731
Cisco Systems, Inc.	52,664	3,585,365
Corning, Inc.	7,101	449,067
Dell Technologies, Inc. - Class C	6,580	873,100
EPAM Systems, Inc. (a)	692	109,135
F5, Inc. (a)	506	158,590
Fair Isaac Corp. (a)	680	976,970
GoDaddy, Inc. - Class A (a)	2,223	359,192
HP, Inc.	18,622	461,826
International Business Machines Corp.	6,833	1,729,774
Microsoft Corp.	14,154	7,551,159
Motorola Solutions, Inc.	1,812	795,432
NVIDIA Corp.	97,341	17,314,044
Oracle Corp.	17,512	4,444,020
Palantir Technologies, Inc. - Class A (a)	32,063	5,077,176
Seagate Technology Holdings PLC	3,420	536,974
Super Micro Computer, Inc. (a)(b)	7,050	415,738
Tyler Technologies, Inc. (a)	329	192,320
VeriSign, Inc.	1,279	343,885
Zebra Technologies Corp. (a)	453	153,576
		64,514,411

Materials - 0.8%
Air Products & Chemicals, Inc. (b)	2,762	795,125
International Paper Co.	4,265	199,346
Martin Marietta Materials, Inc.	782	449,556
Packaging Corp. of America	585	113,344
Smurfit WestRock PLC	8,430	374,123
Vulcan Materials Co.	1,580	433,979
		2,365,473

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	2,855	444,638

Utilities - 2.9%
AES Corp.	11,350	149,252
Ameren Corp.	2,453	248,072
Atmos Energy Corp.	1,196	186,480
CenterPoint Energy, Inc.	7,862	305,203
CMS Energy Corp.	3,098	228,632
Constellation Energy Corp.	2,897	1,007,692
Entergy Corp.	4,781	432,346
Evergy, Inc. (b)	1,920	135,936
Eversource Energy	4,010	265,061
FirstEnergy Corp.	5,491	234,521
NextEra Energy, Inc.	21,264	1,511,020
NiSource, Inc. (b)	10,620	450,819
NRG Energy, Inc.	1,958	327,377
PG&E Corp.	27,042	379,129
PPL Corp.	5,972	213,141
Public Service Enterprise Group, Inc.	4,706	422,552
Vistra Corp.	9,561	1,993,851
		8,491,084
TOTAL COMMON STOCKS (Cost $270,209,096)		286,375,258

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.6%
Real Estate - 2.6%
American Tower Corp.	9,442	1,967,618
BXP, Inc.	1,972	129,028
Crown Castle, Inc.	12,152	1,277,054
Iron Mountain, Inc.	10,258	998,719
SBA Communications Corp.	3,070	689,890
Simon Property Group, Inc.	4,950	810,760
UDR, Inc.	3,548	139,401
Ventas, Inc.	4,643	311,917
Welltower, Inc.	7,571	1,249,745
		7,574,132
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,590,420)		7,574,132

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (c)	4,689,221	4,689,221
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,689,221)		4,689,221

TOTAL INVESTMENTS - 101.6% (Cost $282,488,737)		298,638,611
Liabilities in Excess of Other Assets - (1.6)%		(4,560,409)
TOTAL NET ASSETS - 100.0%		$294,078,202
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $4,549,986.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Lunt Large Cap Multi-Factor Alternator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$286,375,258	$–	$–	$286,375,258
Real Estate Investment Trusts - Common	7,574,132	–	–	7,574,132
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,689,221
Total Investments	$293,949,390	$–	$–	$298,638,611

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,689,221 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.